Consolidated shareholders' equity - Additional Information (Details) - EUR (€)				6 Months Ended
	Apr. 29, 2026	Apr. 30, 2025	Feb. 02, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 29, 2026	Jan. 28, 2026	Jan. 29, 2025
Disclosure of classes of share capital [Line Items]
Share capital				€ 2,428,198,054
Number of shares (in shares)				1,214,099,027
Par value per share (in euros per share)				€ 2
Payments to acquire or redeem entity's shares				€ 1,009,000,000	€ 4,003,000,000
Cancellation of treasury shares				€ 596,000,000
Share Repurchase 2025 Program
Disclosure of classes of share capital [Line Items]
Period of share repurchase program		18 months
Number of shares repurchased (in shares)				12,571,455
Payments to acquire or redeem entity's shares				€ 1,003,000,000
Share repurchase program, authorized, amount								€ 5,000,000,000
Share Repurchase 2025 Program | L'Oréal
Disclosure of classes of share capital [Line Items]
Number of shares repurchased (in shares)			29,556,650
Percentage of Sanofi's share capital acquired			2.34%
Share repurchase program, amount paid			€ 3,000,000,000
Per share value of shares repurchased (in euros per share)			€ 101.50
Share Repurchase 2026 Program
Disclosure of classes of share capital [Line Items]
Period of share repurchase program	18 months
Employees share ownership plan
Disclosure of classes of share capital [Line Items]
Subscription price (in euros per share)							€ 59.87	€ 72.97
Number of shares subscribed (in shares)					2,260,776	2,431,494
Number of shares issued immediately for employer's contribution (in shares)					116,794	104,327
Expense recognized				€ 46,000,000	€ 31,000,000
Sanofi
Disclosure of classes of share capital [Line Items]
Number of restricted shares vested (in shares)				3,072,520
Number of restricted shares alloted in regards of capital increase (in shares)				1,185,997
Sanofi | Share capital
Disclosure of classes of share capital [Line Items]
Capital increase by exercise of stock subscription options (in shares)				30,070
Capital increase by issuance of restricted shares (in shares)				1,886,523